Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Shareholders' Equity (Parenthetical)
Tax withholdings for Directors, Employee Benefit and Stock Plans (in shares)	23,113	23,160	46,152
Dividends paid per Common Share (in dollars per share)	$ 0.81	$ 0.80	$ 0.78